Summary of Significant Accounting Policies - Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Net sales	$ 20,992	$ 9,088
Concentration risk, percentage	100.00%	100.00%
Revenue from Contract with Customer Benchmark [Member] | Customer | Net Sales [Member]
Concentration Risk [Line Items]
Net sales	$ 11,001	$ 6,356
Concentration risk, percentage	52.00%	70.00%
Revenue from Contract with Customer Benchmark [Member] | Customer | Customer A [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Net sales	$ 6,062	$ 1,035
Concentration risk, percentage	29.00%	11.00%
Revenue from Contract with Customer Benchmark [Member] | Customer | Customer B [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Net sales	$ 2,132
Concentration risk, percentage	10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer | Customer C [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Net sales	$ 2,807	$ 2,710
Concentration risk, percentage	13.00%	30.00%
Revenue from Contract with Customer Benchmark [Member] | Customer | Customer D [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Net sales		$ 1,423
Concentration risk, percentage		16.00%
Revenue from Contract with Customer Benchmark [Member] | Customer | Customer E [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Net sales		$ 1,188
Concentration risk, percentage		13.00%
Revenue from Contract with Customer Benchmark [Member] | Customer | Total for customers with sales of less then ten percent [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Net sales	$ 9,991	$ 2,732
Concentration risk, percentage	48.00%	30.00%